Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.2%
		Communication Services—2.6%
351,300	[1]	Alphabet, Inc., Class A	$ 49,217,130
407,000		Infrastrutture Wireless Italiane S.p.A.	4,945,933
34,128	[1]	Meta Platforms, Inc.	13,314,698
350,000	[1]	Pinterest, Inc.	13,114,500
33,800	[1]	Take-Two Interactive Software, Inc.	5,574,634
1,285,000		Universal Music Group	37,831,895
		TOTAL	123,998,790
		Consumer Discretionary—9.9%
150,000	[1]	Airbnb, Inc.	21,621,000
200,000	[1]	Alibaba Group Holding Ltd., ADR	14,434,000
385,450	[1]	Amazon.com, Inc.	59,821,840
305,040	[1,2]	Birkenstock Holding Ltd.	14,150,806
18,150	[1]	Chipotle Mexican Grill, Inc.	43,719,175
125,000	[1]	DoorDash, Inc.	13,025,000
506,074	[1]	DraftKings, Inc.	19,762,190
97,800	[1,2]	Five Below, Inc.	17,551,188
180,000	[1,2]	Floor & Decor Holdings, Inc.	18,100,800
72,300	[1]	Lululemon Athletica, Inc.	32,811,186
12,000	[1]	Mercadolibre, Inc.	20,541,720
240,000		Moncler S.p.A	14,776,586
8,663,813		NagaCorp Ltd.	2,893,436
100,000		Nike, Inc., Class B	10,153,000
100,000	[1]	Planet Fitness, Inc.	6,776,000
1,939,906	[1,2]	Sportradar Group AG	20,019,830
184,500		TJX Cos., Inc.	17,510,895
460,000		Wingstop, Inc.	129,310,600
		TOTAL	476,979,252
		Consumer Staples—1.9%
63,000		Costco Wholesale Corp.	43,777,440
150,000	[1,2]	Maplebear, Inc.	3,670,500
500,000		Philip Morris International, Inc.	45,425,000
		TOTAL	92,872,940
		Energy—2.5%
244,300		Cheniere Energy, Inc.	40,062,757
2,373,900		New Fortress Energy, Inc.	78,884,697
		TOTAL	118,947,454
		Financials—9.5%
750,000	[2]	Apollo Global Management, Inc.	75,300,000
58,900		BlackRock, Inc.	45,606,859
6,800,000	[1]	Blue Owl Capital, Inc.	105,672,000
1	[1,3,4]	FA Private Equity Fund IV LP	65,952
1,051,000		FinecoBank Banca Fineco S.p.A.	15,189,742
699,000		Hamilton Lane, Inc.	81,042,060
465,912		London Stock Exchange Group PLC	52,732,340
50,000		MSCI, Inc., Class A	29,931,000
95,000		S&P Global, Inc.	42,593,250
500,000	[1]	Toast, Inc.	8,885,000
		TOTAL	457,018,203

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—35.0%
706,500	[1]	89Bio, Inc.	$ 6,994,350
110,000		Abbott Laboratories	12,446,500
181,914	[1,2]	Acrivon Therapeutics, Inc.	663,986
2,000,000	[1,2]	Albireo Pharma CVR, Rights	4,300,000
65,000	[1]	Alnylam Pharmaceuticals, Inc.	11,239,150
916,134	[1,2]	Amphastar Pharmaceuticals, Inc.	48,884,910
100,000	[1]	Amylyx Pharmaceuticals, Inc.	1,600,000
2,451,016	[1]	Arcturus Therapeutics Holdings, Inc.	80,809,997
558,839	[1]	Argenx SE	211,829,661
72,200		AstraZeneca PLC	9,609,363
4,785,000	[1]	aTyr Pharma, Inc.	7,632,075
267,745	[1]	Century Therapeutics, Inc.	1,145,949
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,534,569
521,159	[1]	Corcept Therapeutics, Inc.	10,996,455
195,000	[1,2]	CRISPR Therapeutics AG	12,275,250
315,000		Danaher Corp.	75,571,650
285,500	[1]	Denali Therapeutics, Inc.	4,570,855
1,120,000	[1]	Dexcom, Inc.	135,912,000
5,044,115	[1,2]	Dynavax Technologies Corp.	65,169,966
479,408	[1]	Dyne Therapeutics, Inc.	10,259,331
400,000	[1]	EDAP TMS S.A., ADR	2,664,000
51,400		Eli Lilly & Co.	33,184,354
5,480,011	[1,2]	Fusion Pharmaceuticals, Inc.	63,677,728
15,700	[1]	Genmab A/S	4,345,047
470,400	[1]	Guardant Health, Inc.	10,315,872
2,454,389	[1]	IDEAYA Biosciences, Inc.	106,839,553
39,300	[1]	IDEXX Laboratories, Inc.	20,242,644
208,000	[1,2]	Inspire Medical Systems, Inc.	43,860,960
113,600	[1]	Insulet Corp.	21,682,832
990,000	[1]	Intellia Therapeutics, Inc.	23,581,800
107,000	[1]	Intuitive Surgical, Inc.	40,469,540
164,133	[1,3]	Laronde, Inc.	3,948,269
1	[1,3,4]	Latin Healthcare Fund	244,475
793,455	[1,2]	Legend Biotech Corp., ADR	43,687,632
1,063,720	[1,2]	Merus NV	37,953,530
725,000	[1]	Minerva Neurosciences, Inc.	6,126,250
555,000	[1,2]	Moonlake Immunotherapeutics	31,013,400
310,000	[1]	Natera, Inc.	20,441,400
270,000		Novo Nordisk A/S	30,836,768
4,398,740	[1]	Orchard Therapeutics PLC, Rights	307,912
3,101,000	[1]	Regulus Therapeutics, Inc.	3,938,270
47,000	[3]	Regulus Therapeutics, Inc. - Rights	5,969,000
180,000	[1,2]	Repligen Corp.	34,092,000
3,215,300	[1]	Rezolute, Inc.	3,536,830
1,138,756	[1,2]	Rhythm Pharmaceuticals, Inc.	50,230,527
258,500	[1]	Sarepta Therapeutics, Inc.	30,758,915
1,180,000	[1,2]	Scynexis, Inc.	2,430,800
959,018	[1,3]	Soteira, Inc.	0
1,099,384	[1]	Structure Therapeutics, Inc., ADR	47,955,130
59,700		Stryker Corp.	20,028,156
289,291	[1,2]	Summit Therapeutics, Inc.	1,134,021
500,000	[1,2]	Tela Bio, Inc.	3,455,000
1,036,928	[1]	Ultragenyx Pharmaceutical, Inc.	45,738,894
50,700		UnitedHealth Group, Inc.	25,945,218

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
87,550	[1,2]	Vaxcyte, Inc.	$ 6,252,821
216,500	[1]	Veeva Systems, Inc.	44,904,265
1,334,721	[1]	Verona Pharma PLC, ADR	24,492,130
2,247,101	[1,2]	Verve Therapeutics, Inc.	24,313,633
400,000	[1]	Xenon Pharmaceuticals, Inc.	18,088,000
325,400	[1]	Zealand Pharma AS	22,135,889
950,000	[1]	Zentalis Pharmaceuticals, Inc.	11,257,500
		TOTAL	1,685,526,982
		Industrials—10.6%
86,337		Comfort Systems USA, Inc.	18,775,707
264,400		Eaton Corp. PLC	65,063,552
265,000		General Electric Co.	35,091,300
204,100	[1]	GXO Logistics, Inc.	11,098,958
371,116		HEICO Corp.	66,648,723
29,500		Old Dominion Freight Lines, Inc.	11,535,090
439,000		Quanta Services, Inc.	85,187,950
269,500		Trane Technologies PLC	67,927,475
125,000	[1]	Uber Technologies, Inc.	8,158,750
625,000	[1,2]	Veralto Corp.	47,931,250
450,000		Wabtec Corp.	59,206,500
295,000		Xylem, Inc.	33,169,800
		TOTAL	509,795,055
		Information Technology—14.4%
32,800	[1]	Adobe, Inc.	20,263,184
185,000	[1]	Advanced Micro Devices, Inc.	31,022,650
482,000	[1]	Alteryx, Inc.	22,875,720
214,410	[1,2]	ARM Holdings PLC, ADR	15,152,355
205,000	[1]	Crowdstrike Holdings, Inc.	59,962,500
276,300	[1]	Datadog, Inc.	34,382,772
400,000	[1,2]	DoubleVerify Holdings, Inc.	16,004,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
700,000	[1]	HashiCorp, Inc.	15,302,000
800,000	[1]	Klaviyo, Inc.	20,680,000
92,300		Microsoft Corp.	36,696,634
63,353		Motorola Solutions, Inc.	20,241,284
200,000	[1]	Okta, Inc.	16,530,000
185,000	[1]	Palo Alto Networks, Inc.	62,624,350
29,201	[1]	Procore Technologies, Inc.	2,084,659
225,000	[1]	Q2 Holdings, Inc.	9,573,750
135,000	[1]	Salesforce, Inc.	37,947,150
3,751	[1,3,4]	Sensable Technologies, Inc.	0
125,400	[1]	ServiceNow, Inc.	95,981,160
705,700	[1]	Shopify, Inc.	56,505,399
215,000	[1]	Smartsheet, Inc.	9,668,550
60,000	[1]	Snowflake, Inc.	11,738,400
52,200		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,896,512
89,200	[1]	Tyler Technologies, Inc.	37,709,300
185,400	[1]	Workday, Inc.	53,964,378
		TOTAL	692,806,707
		Materials—3.5%
832,500	[4]	Agnico Eagle Mines Ltd.	40,925,700
1,075,000		Barrick Gold Corp.	16,770,000
37,500		Martin Marietta Materials	19,065,750
875,000		Newmont Corp.	30,196,250

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
202,200		Sherwin-Williams Co.	$ 61,545,636
		TOTAL	168,503,336
		Real Estate—5.1%
1,150,000		Americold Realty Trust, Inc.	31,625,000
1,136,748	[1,2]	CoStar Group, Inc.	94,895,723
250,000		Gaming and Leisure Properties, Inc.	11,412,500
1,000,000		Physicians Realty Trust	12,240,000
200,000		ProLogis, Inc.	25,338,000
185,000		Ryman Hospitality Properties, Inc.	20,331,500
200,000		STAG Industrial, Inc.	7,388,000
1,500,000		VICI Properties, Inc.	45,180,000
		TOTAL	248,410,723
		Utilities—1.2%
200,000		American Electric Power Co., Inc.	15,628,000
250,000		Duke Energy Corp.	23,957,500
300,000		NextEra Energy, Inc.	17,589,000
		TOTAL	57,174,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,744,921,027)	4,632,033,942
		U.S. TREASURY—1.0%
		U.S. Treasury Notes—1.0%
$ 50,000,000		United States Treasury Note, 3.375%, 5/15/2033 (IDENTIFIED COST $44,498,730)	47,796,875
		CORPORATE BONDS—0.7%
		Consumer Discretionary—0.3%
5,000,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	4,547,695
5,000,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	4,673,733
6,600,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	6,464,733
		TOTAL	15,686,161
		Health Care—0.0%
874,800	[4]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	1,013,732
		Industrials—0.1%
3,000,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	2,686,407
		Information Technology—0.3%
5,000,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	4,605,110
3,000,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	2,809,182
5,000,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	4,791,915
		TOTAL	12,206,207
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,224,444)	31,592,507
		PREFERRED STOCKS—0.6%
		Financials—0.1%
100,000		JPMorgan Chase & Co., 5.750%	2,484,000
100,000		Wells Fargo & Co., 5.625%	2,438,000
		TOTAL	4,922,000
		Health Care—0.2%
1,903,967	[3]	CeQur S.A.	9,015,557
		Industrials—0.2%
400,000		FTAI Aviation Ltd.	10,192,000
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		Real Estate—0.1%
100,000		Public Storage, 4.000%	1,890,000
100,000		Public Storage, 4.625%	2,209,000

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Real Estate—continued
100,000	[2]	Rexford Industrial Realty, Inc., 5.875%	$ 2,307,000
		TOTAL	6,406,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $36,307,414)	30,535,557
	[1]	WARRANTS—0.2%
		Health Care—0.2%
421,550		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	0
183,000		Minerva Neurosciences, Inc., Warrants 12/31/2099	1,546,350
200,970		Rezolute, Inc., Warrants 10/8/2027	16,098
56,800		Rezolute, Inc., Warrants 1/1/2099	62,480
1,690,301		Rezolute, Inc., Warrants 12/31/2099	1,859,331
853,000		Scynexis, Inc., Warrants 5/21/2024	2,729
167,251		Scynexis, Inc., Warrants 4/26/2029	237,664
1,706,000		Scynexis, Inc., Warrants 1/1/2099	3,514,360
		TOTAL WARRANTS (IDENTIFIED COST $19,279,049)	7,239,012
		INVESTMENT COMPANIES—4.2%
71,128,069		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[5]	71,128,069
133,412,494		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[5]	133,465,859
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $204,520,739)	204,593,928
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $3,079,751,403)	4,953,791,821
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[6]	(139,494,270)
		TOTAL NET ASSETS—100%	$4,814,297,551
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.	$52,060,500	$—	$(12,772,196)	$4,162,414	$5,434,192	$48,884,910	916,134	$—
Arcturus Therapeutics Holdings, Inc.	$46,814,406	$—	$—	$33,995,591	$—	$80,809,997	2,451,016	$—
aTyr Pharma, Inc.	$5,981,250	$—	$—	$1,650,825	$—	$7,632,075	4,785,000	$—
Dynavax Technologies Corp.	$93,390,109	$—	$(20,714,502)	$(16,368,761)	$8,863,120	$65,169,966	5,044,115	$—
Fusion Pharmaceuticals, Inc.	$25,138,759	$107,720	$—	$38,431,249	$—	$63,677,728	5,480,011	$—
IDEAYA Biosciences, Inc.	$47,300,253	$26,855,726	$—	$32,683,574	$—	$106,839,553	2,454,389	$—
Merus NV	$28,659,203	$—	$(12,320,504)	$17,034,160	$4,580,671	$37,953,530	1,063,720	$—
Minerva Neurosciences, Inc.	$3,494,500	$—	$—	$2,631,750	$—	$6,126,250	725,000	$—
Regulus Therapeutics, Inc.	$3,783,220	$—	$—	$155,050	$—	$3,938,270	3,101,000	$—
Regulus Therapeutics, Inc. - Rights	$5,734,000	$—	$—	$235,000	$—	$5,969,000	47,000	$—
Rezolute, Inc.	$3,110,481	$—	$—	$426,349	$—	$3,536,830	3,215,300	$—
Rezolute, Inc., Warrants 10/8/2027	$13,686	$—	$—	$2,412	$—	$16,098	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$54,948	$—	$—	$7,532	$—	$62,480	56,800	$—
Rezolute, Inc., Warrants 12/31/2099	$1,635,197	$—	$—	$224,134	$—	$1,859,331	1,690,301	$—
Rhythm Pharmaceuticals, Inc.	$28,309,750	$—	$(3,664,284)	$22,693,604	$2,891,457	$50,230,527	1,138,756	$—
Scynexis, Inc.	$2,230,200	$—	$—	$200,600	$—	$2,430,800	1,180,000	$—
Scynexis, Inc., Warrants 5/21/2024	$51,692	$—	$—	$(48,963)	$—	$2,729	853,000	$—
Scynexis, Inc., Warrants 4/26/2029	$227,478	$—	$—	$10,186	$—	$237,664	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$3,224,340	$—	$—	$290,020	$—	$3,514,360	1,706,000	$—
Affiliated issuers no longer in the portfolio at period end	$19,427,976	$—	$(17,753,654)	$6,906,421	$(8,580,743)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$370,641,948	$26,963,446	$(67,225,140)	$145,323,147	$13,188,697	$488,892,098	36,275,763	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$46,178,284	$222,413,334	$268,591,618
Purchases at Cost	$207,008,120	$575,901,861	$782,909,981
Proceeds from Sales	$(182,058,335)	$(664,949,790)	$(847,008,125)
Change in Unrealized Appreciation/Depreciation	$—	$38,599	$38,599
Net Realized Gain/(Loss)	$—	$61,855	$61,855
Value as of 1/31/2024	$71,128,069	$133,465,859	$204,593,928
Shares Held as of 1/31/2024	71,128,069	133,412,494	204,540,563
Dividend Income	$673,088	$3,067,446	$3,740,534

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$153,320,021	$159,770,766

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2024, these restricted securities amounted to $42,249,859, which represented 0.9% of total net assets.

Additional information on restricted securities held at January 31, 2024, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/28/2018	$1,931,288	$40,925,700
CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	3/26/2021	$10,361,728	$1,013,732
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$65,952
Latin Healthcare Fund	11/28/2000	$0	$244,475
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,609,884,676	$5,969,000	$10,401,177	$3,626,254,853
International	598,652,429	407,126,660	—	1,005,779,089
Preferred Stocks
International	10,192,000	—	9,015,557	19,207,557
Domestic	11,328,000	—	0	11,328,000
Debt Securities:
U.S. Treasury	—	47,796,875	—	47,796,875
Corporate Bonds	—	30,578,775	1,013,732	31,592,507
Warrants	3,468,161	3,770,851	—	7,239,012
Investment Companies	204,593,928	—	—	204,593,928
TOTAL SECURITIES	$4,438,119,194	$495,242,161	$20,430,466	$4,953,791,821

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
CVR	—Contingent Value Right
PLC	—Public Limited Company